Federated Hermes Municipal Obligations Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Service Shares [Member] | SS
Prospectus [Line Items]
Average Annual Return, Percent	3.28%	1.57%	1.09%